Insurance Contracts_Changes of net losses on overlay adjustment(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes Of Net Losses On Overlay Adjustment [Abstract]
Beginning	₩ 187,077	₩ (7,146)
Recognition of other comprehensive income due to acquisition and valuation	177,500	196,110
Raclassification to profit or loss due te disposal	(25,375)	(1,887)
Ending	₩ 339,202	₩ 187,077